Fair value measurement - Summary of assets and liabilities, measured or disclosed at fair value (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value measurement of assets [line items]
Total assets	$ 21,177	$ 28,175
Contingent consideration	1,371	1,037
Total liabilities	6,982	8,933
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	143
Total assets	168	4,336
Contingent consideration	1,370	2,558
Total liabilities	1,370	2,558
At fair value [member] | Listed ordinary shares [member]
Disclosure of fair value measurement of assets [line items]
Assets	25	3,680
At fair value [member] | Unlisted options [member]
Disclosure of fair value measurement of assets [line items]
Assets		656
At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Total assets	25	3,680
At fair value [member] | Level 1 [member] | Listed ordinary shares [member]
Disclosure of fair value measurement of assets [line items]
Assets	25	3,680
At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	143
Total assets	143	656
Contingent consideration	1,370	2,558
Total liabilities	$ 1,370	2,558
At fair value [member] | Level 3 [member] | Unlisted options [member]
Disclosure of fair value measurement of assets [line items]
Assets		$ 656